UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09835
Investment Company Act File Number

Capital Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Capital Growth Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.3%

Security	Shares	Value
Auto Components — 0.7%
Dana Holding Corp.(1)(2)	106,636	$726,191

		$726,191

Biotechnology — 0.0%
Genzyme Corp.(1)(2)	420	$23,827

		$23,827

Building Products — 2.9%
Lennox International, Inc.(2)	11,000	$397,320
Owens Corning, Inc.(1)(2)	117,400	2,635,630

		$3,032,950

Capital Markets — 1.7%
Artio Global Investors, Inc.(1)	25,454	$665,622
Goldman Sachs Group, Inc.(2)	6,000	1,106,100

		$1,771,722

Chemicals — 1.0%
Celanese Corp., Class A	41,600	$1,040,000
Solutia, Inc.(1)(2)	4,000	46,320

		$1,086,320

Commercial Banks — 2.9%
SVB Financial Group(1)(2)	9,669	$418,378
Wells Fargo & Co.(2)	94,700	2,668,646

		$3,087,024

Commercial Services & Supplies — 0.8%
Copart, Inc.(1)(2)	23,600	$783,756

		$783,756

Communications Equipment — 1.1%
Brocade Communications Systems, Inc.(1)(2)	146,800	$1,153,848

		$1,153,848

Computers & Peripherals — 1.6%
3PAR, Inc.(1)(2)	92,000	$1,014,760
Synaptics, Inc.(1)(2)	26,000	655,200

		$1,669,960

Consumer Finance — 4.8%
American Express Co.(2)	25,000	$847,500
Discover Financial Services(2)	259,100	4,205,193

		$5,052,693

Diversified Consumer Services — 4.6%
Apollo Group, Inc., Class A(1)	38,500	$2,836,295
Corinthian Colleges, Inc.(1)(2)	109,100	2,024,896

		$4,861,191

Diversified Financial Services — 0.9%
JPMorgan Chase & Co.(2)	21,100	$924,602

		$924,602

Electrical Equipment — 0.9%
Baldor Electric Co.(2)	17,056	$466,311
GrafTech International, Ltd.(1)(2)	34,900	513,030

		$979,341

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc.(1)(2)	2,150	$137,901

		$137,901

Energy Equipment & Services — 2.6%
Exterran Holdings, Inc.(1)	44,500	$1,056,430
Nabors Industries, Ltd.(1)(2)	33,300	695,970
Patterson-UTI Energy, Inc.(2)	41,900	632,690
Pride International, Inc.(1)(2)	9,247	281,479
Seahawk Drilling, Inc.(1)(2)	616	19,151

		$2,685,720

Food & Staples Retailing — 1.0%
Shoppers Drug Mart Corp.	26,000	$1,067,053

		$1,067,053

Health Care Equipment & Supplies — 0.5%
Masimo Corp.(1)(2)	19,300	$505,660

		$505,660

Health Care Providers & Services — 0.8%
CIGNA Corp.	2,000	$56,180
Express Scripts, Inc.(1)(2)	8,600	667,188
Health Management Associates, Inc., Class A(1)(2)	14,100	105,609

		$828,977

Hotels, Restaurants & Leisure — 2.2%
Bally Technologies, Inc.(1)(2)	14,000	$537,180
Scientific Games Corp., Class A(1)(2)	111,100	1,758,713

		$2,295,893

Household Durables — 3.4%
Mohawk Industries, Inc.(1)(2)	10,700	$510,283
Tempur-Pedic International, Inc.(1)	97,528	1,847,180
Whirlpool Corp.(2)	18,200	1,273,272

		$3,630,735

Household Products — 0.4%
Church & Dwight Co., Inc.(2)	8,000	$453,920

		$453,920

Insurance — 2.2%
Allied World Assurance Holdings, Ltd.(2)	41,400	$1,984,302
Fairfax Financial Holdings, Ltd.	735	272,487
Lincoln National Corp.(2)	4,000	103,640

		$2,360,429

Internet & Catalog Retail — 2.9%
Netflix, Inc.(1)(2)	10,000	$461,700
Priceline.com, Inc.(1)(2)	15,832	2,625,262

		$3,086,962

IT Services — 6.0%
Accenture PLC., Class A	29,100	$1,084,557
Alliance Data Systems Corp.(1)(2)	34,000	2,076,720
Euronet Worldwide, Inc.(1)(2)	17,900	430,137
MasterCard, Inc., Class A(2)	7,700	1,556,555
Western Union Co.(2)	52,000	983,840
Wright Express Corp.(1)(2)	6,000	177,060

		$6,308,869

Security	Shares	Value
Media — 4.4%
Arbitron, Inc.(2)	53,290	$1,106,300
Liberty Media Corp.-Entertainment, Series A(1)	81,000	2,519,910
McGraw-Hill Cos, Inc. (The)	42,000	1,055,880

		$4,682,090

Metals & Mining — 0.7%
Gammon Gold, Inc.(1)(2)	89,800	$764,198

		$764,198

Multiline Retail — 0.9%
Big Lots, Inc.(1)(2)	37,600	$940,752

		$940,752

Oil, Gas & Consumable Fuels — 5.7%
Chesapeake Energy Corp.(2)	41,900	$1,189,960
Newfield Exploration Co.(1)(2)	14,100	600,096
Petrohawk Energy Corp.(1)(2)	54,862	1,328,209
SandRidge Energy, Inc.(1)(2)	164,473	2,131,570
Uranium One, Inc.(1)	328,000	787,335

		$6,037,170

Personal Products — 1.1%
Avon Products, Inc.(2)	34,000	$1,154,640

		$1,154,640

Pharmaceuticals — 3.7%
Biovail Corp.	66,000	$1,018,380
King Pharmaceuticals, Inc.(1)(2)	148,000	1,593,960
Perrigo Co.(2)	8,500	288,915
Teva Pharmaceutical Industries, Ltd. ADR(2)	19,000	960,640

		$3,861,895

Real Estate Investment Trusts (REITs) — 0.4%
Chimera Investment Corp.(2)	103,580	$395,676

		$395,676

Road & Rail — 1.4%
Kansas City Southern(1)(2)	55,200	$1,462,248

		$1,462,248

Semiconductors & Semiconductor Equipment — 8.1%
Atheros Communications, Inc.(1)(2)	58,100	$1,541,393
Cirrus Logic, Inc.(1)(2)	176,000	978,560
Micron Technology, Inc.(1)(2)	65,000	533,000
NVIDIA Corp.(1)(2)	153,100	2,301,093
ON Semiconductor Corp.(1)(2)	248,152	2,047,254
Tessera Technologies, Inc.(1)(2)	40,900	1,140,701

		$8,542,001

Software — 1.7%
Check Point Software Technologies, Ltd.(1)(2)	57,000	$1,615,952
Rosetta Stone, Inc.(1)(2)	8,765	201,244

		$1,817,196

Specialty Retail — 3.7%
Advance Auto Parts, Inc.(2)	46,487	$1,826,009
GameStop Corp., Class A(1)(2)	79,921	2,115,509

		$3,941,518

Textiles, Apparel & Luxury Goods — 3.6%
Gildan Activewear, Inc.(1)(2)	113,300	$2,234,276
Hanesbrands, Inc.(1)(2)	71,600	1,532,240

		$3,766,516

Security	Shares	Value
Wireless Telecommunication Services — 4.9%
Crown Castle International Corp.(1)(2)	97,000	$3,041,920
NII Holdings, Inc.(1)(2)	70,801	2,122,614

		$5,164,534

Total Common Stocks (identified cost $65,986,416)		$91,045,978

Investment Funds — 4.0%

Security	Shares	Value
Capital Markets — 4.0%
iShares Russell Midcap Growth Index Fund(2)	49,100	$2,088,223
MidCap SPDR Trust, Series 1	16,700	2,110,075

Total Investment Funds (identified cost $4,193,811)		$4,198,298

Short-Term Investments — 45.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$17,474	$17,473,723
Eaton Vance Cash Collateral Fund, LLC, 0.44%(3)(4)	30,280	30,279,561

Total Short-Term Investments (identified cost $47,753,284)		$47,753,284

Total Investments — 135.6% (identified cost $117,933,511)		$142,997,560

Other Assets, Less Liabilities — (35.6)%		$(37,509,866)

Net Assets — 100.0%		$105,487,694

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at September 30, 2009.
(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 were $82,971 and $2,293, respectively.
(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of September 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2009, the Portfolio loaned securities having a market value of $29,432,476 and received $30,279,561 of cash collateral for the loans.

The Portfolio did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$121,769,656

Gross unrealized appreciation	$21,378,508
Gross unrealized depreciation	(150,604)

Net unrealized appreciation	$21,227,904

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Priced in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$91,045,978	$—	$—	$91,045,978
Investment Funds	4,198,298	—	—	4,198,298
Short-Term Investments	47,753,284	—	—	47,753,284

Total Investments	$142,997,560	$—	$—	$142,997,560

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

In November 2009, certain investors, including the Eaton Vance Balanced Fund, redeemed their interests in the Portfolio. The remaining net assets of the Portfolio after such redemption are less than $1,000 and are expected to be liquidated by December 31, 2009. Thereafter, the Portfolio will be terminated.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009